Debt - Short-term Borrowings (Details)			1 Months Ended
	Jul. 19, 2018 USD ($) option	May 06, 2016	Sep. 30, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Short Term Debt [Line Items]
Short-term borrowings outstanding				$ 328,403,000	$ 633,731,000	$ 40,739,000
Domestic Commercial Paper Program | Commercial Paper
Short Term Debt [Line Items]
Short-term borrowings outstanding				291,400,000	274,800,000	0
Five Year Credit Agreement, July 2018 | Line of Credit
Short Term Debt [Line Items]
Debt instrument term	5 years
Maximum borrowing capacity	$ 2,000,000,000
Number of extension options | option	2
Extension term	1 year
Maximum borrowing capacity after exercising extension option	$ 2,750,000,000
Five Year Credit Agreement, July 2018 | Letter of Credit
Short Term Debt [Line Items]
Maximum borrowing capacity	$ 250,000,000
Foreign Programs
Short Term Debt [Line Items]
Short-term borrowings outstanding				$ 37,000,000
Weighted average interest rate				9.30%
Five Year Credit Agreement, September 2017 | Line of Credit
Short Term Debt [Line Items]
Maximum borrowing capacity				$ 625,000,000
Five Year Credit Agreement, September 2017 | Letter of Credit
Short Term Debt [Line Items]
Debt instrument term			5 years
Five Year Credit Agreement, May 2016 | Letter of Credit
Short Term Debt [Line Items]
Debt instrument term		5 years
Maximum borrowing capacity				875,000,000
Short-term borrowings outstanding				$ 0	$ 350,000,000	$ 0